                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-4165
                                    --------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    September 30
                          ------------------------------------------------------

Date of reporting period:   December 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2010 FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 83.0%
        $1,000,000  STRIPS - COUPON,
                    3.44%, 5/15/09                               $       863,598
            59,000  TIGR, 3.77%, 5/15/09                                  50,534
         5,106,000  TR, 3.93%, 5/15/09                                 4,373,355
        16,367,000  CATS, 4.98%, 8/15/09                              13,873,095
         1,400,000  Federal Judiciary, 3.47%, 8/15/09                  1,188,776
         2,000,000  STRIPS - COUPON,
                    3.40%, 8/15/09                                     1,710,320
           149,500  TIGR, 3.77%, 8/15/09                                  77,982
            13,000  TIGR, 3.77%, 8/15/09                                   6,781
           534,000  REFCORP STRIPS - COUPON,
                    3.65%, 10/15/09                                      452,563
         1,237,000  CATS, 6.31%, 11/15/09                              1,036,216
         3,500,000  STRIPS - COUPON,
                    4.90%, 11/15/09                                    2,959,768
        32,500,000  STRIPS - PRINCIPAL,
                    5.74%, 11/15/09                                   27,366,755
           715,000  REFCORP STRIPS - COUPON,
                    3.63%, 1/15/10                                       599,677
         1,000,000  STRIPS - COUPON,
                    3.77%, 2/15/10                                       837,550
        10,000,000  STRIPS - PRINCIPAL,
                    4.42%, 2/15/10                                     8,358,630
         1,228,000  REFCORP STRIPS - COUPON,
                    7.16%, 4/15/10                                     1,020,750
           787,000  STRIPS - COUPON,
                    7.99%, 5/15/10                                       653,773
           577,000  STRIPS - COUPON,
                    9.24%, 8/15/10                                       475,123
        10,000,000  STRIPS - PRINCIPAL,
                    4.00%, 8/15/10                                     8,193,500
         3,136,000  REFCORP STRIPS - COUPON,
                    6.53%, 10/15/10                                    2,559,820
         8,839,000  STRIPS - COUPON,
                    6.37%, 11/15/10                                    7,212,536
        19,361,000  REFCORP STRIPS - COUPON,
                    6.28%, 1/15/11                                    15,575,963
           507,000  Federal Judiciary, 4.38%, 2/15/11                    402,698
        31,310,000  STRIPS - COUPON,
                    7.50%, 2/15/11                                    25,119,105
         5,000,000  STRIPS - PRINCIPAL,
                    4.41%, 2/15/11                                     4,005,330
         1,850,000  REFCORP STRIPS - COUPON,
                    8.14%, 4/15/11                                     1,473,458
         2,500,000  STRIPS - COUPON,
                    6.65%, 5/15/11                                     1,993,625
         7,000,000  REFCORP STRIPS - COUPON,
                    4.98%, 7/15/11                                     5,504,457
        29,715,000  STRIPS - COUPON,
                    5.23%, 8/15/11                                    23,319,210
        29,287,000  REFCORP STRIPS - COUPON,
                    4.80%, 10/15/11                                   22,830,301
         3,000,000  STRIPS - COUPON,
                    4.12%, 11/15/11                                    2,343,801
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           186,439,050
(Cost $177,061,496)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 16.4%
         5,000,000  FHLB, 4.76%, 10/19/09                              4,175,205
         3,555,000  FHLMC STRIPS - COUPON,
                    4.44%, 1/15/10                                     2,947,177
         3,244,000  FICO STRIPS - COUPON,
                    4.27%, 4/6/10                                      2,667,606
         4,460,000  FICO STRIPS - COUPON,
                    6.02%, 5/11/10                                     3,654,635
         2,805,000  FICO STRIPS - COUPON,
                    6.09%, 5/30/10                                     2,293,775
         3,750,000  FHLMC STRIPS - COUPON,
                    4.95%, 7/15/10                                     3,050,494
         1,231,000  FHLMC STRIPS - COUPON,
                    4.16%, 9/15/10                                       995,062
         2,800,000  FICO STRIPS - COUPON,
                    4.42%, 10/6/10                                     2,258,102
         7,000,000  FICO STRIPS - COUPON,
                    6.11%, 11/11/10                                    5,623,204
         2,381,000  Government Trust Certificates,
                    5.11%, 11/15/10                                    1,919,172
         4,403,000  Government Trust Certificates,
                    5.38%, 11/15/10                                    3,548,977
         2,973,000  FICO STRIPS - COUPON,
                    4.77%, 12/6/10                                     2,377,410
         1,845,000  FHLMC STRIPS - COUPON,
                    4.71%, 1/15/11                                     1,463,961
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     36,974,780
(Cost $36,060,954)                                               ---------------

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.6%
         1,326,000  FHLB Discount Notes,
                    3.40%, 1/3/06(2)                                   1,326,000
                                                                 ---------------
(Cost $1,325,750)

TOTAL INVESTMENT SECURITIES - 100.0%                                 224,739,830
                                                                 ---------------
(COST $214,448,200)

OTHER ASSETS AND LIABILITIES(3)                                         (64,310)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $   224,675,520
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CATS = Certificates of Accrual of Treasury Securities
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Receipts
TR = Treasury Receipts
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2010 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                   $  214,451,628
                                                                 ===============
Gross tax appreciation of investments                             $   10,855,113
Gross tax depreciation of investments                                  (566,911)
                                                                 ---------------
Net tax appreciation of investments                               $   10,288,202
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2015 FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 89.4%
           $30,000  Federal Judiciary,
                    4.68%, 2/15/14                               $        20,573
         1,404,000  REFCORP STRIPS - COUPON,
                    4.55%, 4/15/14                                       962,987
         6,250,000  STRIPS - COUPON,
                    4.41%, 5/15/14                                     4,303,000
           184,000  REFCORP STRIPS - COUPON,
                    4.82%, 10/15/14                                      123,047
         3,000,000  STRIPS - COUPON,
                    4.65%, 11/15/14                                    2,016,390
        14,810,000  REFCORP STRIPS - COUPON,
                    6.72%, 1/15/15                                     9,796,134
         5,485,000  Federal Judiciary,
                    4.78%, 2/15/15                                     3,587,558
        14,850,000  STRIPS - COUPON,
                    5.92%, 2/15/15                                     9,887,605
        27,560,000  REFCORP STRIPS - COUPON,
                    8.09%, 4/15/15                                    18,055,104
           408,000  STRIPS - COUPON,
                    9.17%, 5/15/15                                       269,140
        28,469,000  REFCORP STRIPS - COUPON,
                    8.17%, 7/15/15                                    18,416,908
        25,203,000  STRIPS - COUPON,
                    6.04%, 8/15/15                                    16,395,459
        28,598,000  REFCORP STRIPS - COUPON,
                    7.81%, 10/15/15                                   18,284,245
        31,481,000  STRIPS - COUPON,
                    6.47%, 11/15/15                                   20,271,529
         5,500,000  STRIPS - PRINCIPAL,
                    5.04%, 11/15/15                                    3,548,452
         4,159,000  REFCORP STRIPS - COUPON,
                    5.15%, 1/15/16                                     2,622,557
        16,800,000  STRIPS - COUPON,
                    6.77%, 2/15/16                                    10,655,786
        10,200,000  STRIPS - COUPON,
                    7.52%, 5/15/16                                     6,390,749
        28,091,000  REFCORP STRIPS - COUPON,
                    8.23%, 7/15/16                                    17,242,874
         1,000,000  STRIPS - COUPON,
                    4.91%, 8/15/16                                       619,521
        28,742,000  REFCORP STRIPS - COUPON,
                    7.63%, 10/15/16                                   17,401,154
         3,500,000  STRIPS - COUPON,
                    5.12%, 11/15/16                                    2,139,466
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           183,010,238
(Cost $147,082,709)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 10.4%
         2,232,000  FICO STRIPS - COUPON,
                    5.14%, 5/30/14                                     1,490,530
         5,000,000  FHLMC STRIPS - COUPON,
                    4.94%, 11/24/14                                    3,254,055
           180,000  FICO STRIPS - COUPON,
                    5.00%, 11/30/14                                      117,189
         7,681,000  FICO STRIPS - COUPON,
                    6.78%, 2/8/15                                      4,961,956
         1,017,000  FICO STRIPS - COUPON,
                    5.76%, 4/6/15                                        652,658
         3,750,000  FHLMC STRIPS - COUPON,
                    5.88%, 7/15/15                                     2,370,075
            52,000  FICO STRIPS - COUPON,
                    5.47%, 11/2/15                                        32,426
         2,000,000  FICO STRIPS - COUPON,
                    5.77%, 11/11/15                                    1,245,758
           190,000  FICO STRIPS - COUPON,
                    5.16%, 12/6/15                                       117,852
         5,125,000  FICO STRIPS - COUPON,
                    4.70%, 12/27/15                                    3,167,142
         1,500,000  FHLMC STRIPS - COUPON,
                    5.45%, 1/15/16                                       923,084
         5,000,000  FICO STRIPS - COUPON,
                    6.42%, 6/6/16                                      3,015,055
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     21,347,780
(Cost $19,727,882)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           355,000  FHLB Discount Notes,
                    3.40%, 1/3/06(2)                                     355,000
                                                                 ---------------
(Cost $354,933)

TOTAL INVESTMENT SECURITIES - 100.0%                                 204,713,018
                                                                 ---------------
(COST $167,165,524)

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES(3)                                           83,395
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   204,796,413
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2015 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $   167,404,599
                                                                 ===============
Gross tax appreciation of investments                            $    37,403,851
Gross tax depreciation of investments                                   (95,432)
                                                                 ---------------
Net tax appreciation of investments                              $    37,308,419
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2020 FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 96.2%
       $20,500,000  REFCORP STRIPS - COUPON,
                    6.36%, 1/15/19                               $    11,050,894
           285,000  Federal Judiciary, 5.26%, 2/15/19                    151,792
         3,000,000  STRIPS - COUPON,
                    4.93%, 2/15/19                                     1,639,284
           258,000  REFCORP STRIPS - COUPON,
                    6.21%, 4/15/19                                       137,381
         1,000,000  STRIPS - COUPON,
                    5.26%, 5/15/19                                       540,171
           299,000  Federal Judiciary, 5.70%, 8/15/19                    155,470
         1,000,000  STRIPS - COUPON,
                    5.26%, 8/15/19                                       533,986
         4,000,000  STRIPS - COUPON,
                    5.83%, 11/15/19                                    2,108,628
        19,674,000  REFCORP STRIPS - COUPON,
                    8.52%, 1/15/20                                    10,086,958
         3,500,000  STRIPS - COUPON,
                    8.03%, 2/15/20                                     1,821,365
        27,299,000  REFCORP STRIPS - COUPON,
                    6.10%, 4/15/20                                    13,824,268
           396,000  AID (Israel), 5.91%, 5/15/20                         196,856
        12,188,000  STRIPS - COUPON,
                    6.41%, 5/15/20                                     6,269,580
         2,000,000  STRIPS - PRINCIPAL,
                    6.14%, 5/15/20                                     1,031,706
        42,918,000  REFCORP STRIPS - COUPON,
                    7.84%, 7/15/20                                    21,476,511
        46,144,000  REFCORP STRIPS - PRINCIPAL,
                    6.28%, 7/15/20                                    23,156,489
           115,000  Federal Judiciary, 6.19%, 8/15/20                     56,830
        13,135,000  STRIPS - COUPON,
                    6.27%, 8/15/20                                     6,679,029
         5,000,000  STRIPS - PRINCIPAL,
                    6.21%, 8/15/20                                     2,549,730
        35,406,000  REFCORP STRIPS - COUPON,
                    6.39%, 10/15/20                                   17,507,738
         3,000,000  REFCORP STRIPS - PRINCIPAL,
                    6.64%, 10/15/20                                    1,487,034
        24,407,000  STRIPS - COUPON,
                    7.24%, 11/15/20                                   12,268,033
        39,289,000  REFCORP STRIPS - COUPON,
                    7.01%, 1/15/21                                    19,197,863
        23,535,000  REFCORP STRIPS - PRINCIPAL,
                    5.82%, 1/15/21                                    11,519,700
           110,000  Federal Judiciary, 5.75%, 2/15/21                     53,014
        10,750,000  STRIPS - COUPON,
                    5.95%, 2/15/21                                     5,341,288
        10,500,000  STRIPS - COUPON,
                    6.08%, 5/15/21                                     5,149,347
         5,000,000  STRIPS - PRINCIPAL,
                    5.85%, 5/15/21                                     2,459,445
        10,000,000  STRIPS - PRINCIPAL,
                    5.81%, 8/15/21                                     4,855,040
         2,000,000  STRIPS - COUPON,
                    5.30%, 11/15/21                                      956,870
        10,000,000  STRIPS - PRINCIPAL,
                    5.46%, 11/15/21                                    4,791,770
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           189,054,070
(Cost $147,682,002)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) - 3.6%
           535,000  FICO  STRIPS - COUPON,
                    5.81%, 4/5/19                                        281,852
            11,000  TVA STRIPS - COUPON,
                    5.66%, 5/1/19                                          5,631
             9,000  TVA STRIPS - COUPON,
                    5.70%, 11/1/19                                         4,487
         6,250,000  FHLMC STRIPS - COUPON,
                    6.30%, 1/15/20                                     3,109,275
         7,683,000  Government Trust Certificates,
                    5.76%, 4/1/21                                      3,625,969
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      7,027,214
(Cost $6,108,906)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           461,000  FHLB Discount Notes,
                    3.40%, 1/3/06(2)                                     461,000
                                                                 ---------------
(Cost $460,913)

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 196,542,284
                                                                 ---------------
(COST $154,251,821)

OTHER ASSETS AND LIABILITIES(3)                                         (70,067)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $   196,472,217
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

TARGET 2020 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $   154,266,144
                                                                 ===============
Gross tax appreciation of investments                            $    42,276,140
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation of investments                              $    42,276,140
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TARGET 2025 FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) - 97.6%
        $4,650,000  REFCORP STRIPS - COUPON,
                    6.56%, 1/15/24                               $     1,964,490
        18,500,000  STRIPS - COUPON,
                    4.88%, 2/15/24                                     7,972,594
         1,560,000  REFCORP STRIPS - COUPON,
                    6.66%, 4/15/24                                       651,375
         8,500,000  STRIPS - COUPON,
                    4.97%, 5/15/24                                     3,620,788
           926,000  REFCORP STRIPS - COUPON,
                    7.10%, 7/15/24                                       382,147
         8,000,000  STRIPS - COUPON,
                    5.89%, 8/15/24                                     3,368,448
        13,184,000  REFCORP STRIPS - COUPON,
                    7.30%, 10/15/24                                    5,377,529
        42,600,000  STRIPS - COUPON,
                    4.92%, 11/15/24                                   17,729,864
         1,600,000  STRIPS - PRINCIPAL,
                    7.26%, 11/15/24                                      669,605
        13,050,000  REFCORP STRIPS - COUPON,
                    7.28%, 1/15/25                                     5,260,951
        52,900,000  STRIPS - COUPON,
                    4.90%, 2/15/25                                    21,762,425
        10,500,000  STRIPS - PRINCIPAL,
                    5.51%, 2/15/25                                     4,335,744
        23,013,000  REFCORP STRIPS - COUPON,
                    6.56%, 4/15/25                                     9,169,530
        69,175,000  STRIPS - COUPON,
                    4.95%, 5/15/25                                    28,129,183
        13,556,000  REFCORP STRIPS - COUPON,
                    6.44%, 7/15/25                                     5,345,361
        67,000,000  STRIPS - COUPON,
                    4.89%, 8/15/25                                    26,981,838
         6,850,000  STRIPS - PRINCIPAL,
                    5.62%, 8/15/25                                     2,769,188
        23,493,000  REFCORP STRIPS - COUPON,
                    6.57%, 10/15/25                                    9,162,223
        71,170,000  STRIPS - COUPON,
                    5.01%, 11/15/25                                   28,331,014
        25,035,000  REFCORP STRIPS - COUPON,
                    7.08%, 1/15/26                                     9,650,492
        15,299,000  STRIPS - COUPON,
                    5.32%, 2/15/26                                     6,019,958
         2,000,000  STRIPS - PRINCIPAL,
                    5.69%, 2/15/26                                       793,186
        39,174,000  REFCORP STRIPS - COUPON,
                    6.25%, 4/15/26                                    14,925,883
        13,991,000  STRIPS - COUPON,
                    5.23%, 5/15/26                                     5,441,841
        31,767,000  REFCORP STRIPS - COUPON,
                    7.29%, 7/15/26                                    11,979,558
        20,600,000  STRIPS - COUPON,
                    5.10%, 8/15/26                                     7,936,068
        11,739,000  REFCORP STRIPS - COUPON,
                    7.35%, 10/15/26                                    4,378,717
         5,000,000  STRIPS - COUPON,
                    5.75%, 11/15/26                                    1,904,080
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                           246,014,080
(Cost $212,018,259)                                              ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(1) - 1.9%
            10,000  FNMA STRIPS - COUPON,
                    6.14%, 4/8/24                                          4,010
         1,000,000  TVA STRIPS - COUPON,
                    6.58%, 5/1/24                                        394,205
         5,099,000  FNMA STRIPS - COUPON,
                    5.98%, 3/23/25                                     1,948,415
         1,092,000  TVA STRIPS - COUPON,
                    6.12%, 11/1/25                                       399,207
         2,376,000  TVA STRIPS - PRINCIPAL,
                    6.50%, 11/1/25                                       871,804
         2,913,000  FNMA STRIPS - COUPON,
                    5.28%, 11/15/25                                    1,078,783
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                      4,696,424
(Cost $3,986,399)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           538,000  FHLB Discount Notes,
                    3.40%, 1/3/06(2)                                     538,000
                                                                 ---------------
(Cost $537,898)

TOTAL INVESTMENT SECURITIES - 99.7%                                  251,248,504
                                                                 ---------------
(COST $216,542,556)

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.3%                                      787,179
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   252,035,683
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2) The rate indicated is the yield to maturity at purchase.

TARGET 2025 - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $   217,825,586
                                                                 ===============
Gross tax appreciation of investments                            $    33,422,918
Gross tax depreciation of investments                                          -
                                                                 ---------------
Net tax appreciation of investments                              $    33,422,918
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY TARGET MATURITIES TRUST

By:  /s/  William M. Lyons
     ------------------------------------------------
     Name:   William M. Lyons
     Title:  President

Date:     February 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/  William M. Lyons
     ------------------------------------------------
     Name:   William M. Lyons
     Title:  President
             (principal executive officer)

Date:     February 27, 2006

By:  /s/  Maryanne L. Roepke
     ------------------------------------------------
     Name:   Maryanne L. Roepke
     Title:  Sr. Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:     February 27, 2006